STOCK WARRANTS STOCK OPTIONS AND RESTRICTED STOCK UNITS (Details 3) - Restricted Stock Units [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Unvested beginning	133,585	71,667
Granted	421,667	78,585
Vested	(175,252)	(16,667)
Unvested Ending	380,000	133,585
Weighted Average Vesting Period, beginning balance	1 year	1 year 8 months 12 days
Weighted Average Vesting Period RSU granted	9 months 3 days	1 year 4 months 6 days
Weighted Average Vesting Period, ending balance	8 months 26 days	1 year
Weighted Average Grant Date Fair Value Per Share beginning balance	$ 8.58	$ 8.75
Weighted Average Grant Date Fair Value Per Share RSU granted	2.64	8.52
Weighted Average Vest Date Fair Value Per Share RSU granted		8.97
Weighted Average Grant Date Fair Value Per Share ending balance	2.17	8.58
Weighted Average Grant Date Fair Value Per Share Rsu Vested	$ 8.17	$ 8.17